Assumptions Used For Estimating Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.00%	0.80%
Risk-free interest rate, maximum	1.70%	1.20%
Expected term (years)	6 years 29 days	6 years 29 days
Expected volatility, minimum		53.00%
Expected volatility, maximum		55.00%
Expected volatility	52.00%
Expected dividend yield	0.00%	0.00%
Weighted-average grant-date fair value per share	$ 7.71	$ 4.24